PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from Minjiang University	$ 1,520,472	$ 0
Prepaid expenses and other	1,350,171	67,827
Security deposits	178,947	97,208
Prepaid expenses and other assets	3,596,067	175,956
Other receivable(1)	300,133	10,921
Receivable from Fuzhou Education Bureau	126,441	0
Receivable from Melbourne Institute of Technology	119,903	0
Allowance for doubtful accounts	(120,353)	0
Prepaid expenses and other current assets, net	$ 3,475,714	$ 175,956